RECONCILIATION TO FORM 5500 - Reconciliation of Net Income (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per financial statements	$ 175,964,857
Adjustments:
Change in deemed distributions	(362,941)
Net increase in assets available for benefits per Form 5500, Schedule H	$ 175,601,916